UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):         [  ] is a restatement.
                                               [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:         Shapiro Capital Management LLC
Address:      3060 Peachtree Road, NW Suite 1555
              Atlanta GA  30306

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
NAME:     MICHAEL MCCARTHY
Title:    PRINCIPAL
Phone:    404-842-9600

Signature, Place, and Date of Signing:


Michael McCarthy                                         February 14, 2011
-----------------                                        -----------------
    [Signature]            [City, State]                      [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

         Form 13F File Number              Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Report Summary:  Shapiro Capital Management LLC 09/30/2010

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            52


Form 13F Information Table Value Total     $2,542,662,448
List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


    No.      Form 13F File Number                      Name

         _________________________           __________________________
         [Repeat as necessary.]

                                    FORM 13F
PAGE 1 OF 2                                                           30-Sept-10
NAME OF REPORTING MANAGER: SHAPIRO CAPITAL MANAGEMENT COMPANY, INC

           ITEM 1:           ITEM 2:     ITEM 3:         ITEM 4:    ITEM 5:       ITEM 6           ITEM 7           ITEM 8
                                                                                 Investment          Man-
                                                       Fair       Shares of      Discretion  (c)   ager's  Voting Authority (shares)
                             Title of     CUSIP       Market      Principal (a)  (b) Shared Shared   See       (a)       (b)     (c)
Name of Issuer                Class       Number      Value         Amount  Sole As defined Other  Instr V     Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Constellation Brands Inc.
  - A                        Cl A Common  21036p108 $ 153,875,585   6,946,979  x                             6,163,934      783,045
-----------------------------------------------------------------------------

Tidewater Inc.               Common      886423102  $ 149,737,601   2,781,159  x                             2,464,329      316,830
-----------------------------------------------------------------      ------

Brinker International, Inc.  Common      109641100  $ 141,970,198   6,799,339  x                             6,007,299      792,040
-----------------------------------------------------------------      ------

Bill Barrett Corporation     Common      06846N104  $ 140,465,736   3,415,165  x                             3,029,245      385,920
-----------------------------------------------------------------      ------

Live Nation Entertainment,
  Inc.                       Common      538034109  $ 123,299,239  10,796,781  x                             9,502,792    1,293,989
-----------------------------------------------------------------------------

Hanesbrands, Inc.            Common      410345102  $ 119,082,312   4,688,280  x                              4,150,362     537,918
-----------------------------------------------------------------------------

US Cellular Corp             Common      911684108  $ 108,109,563   2,164,789  x                              1,912,709     252,080
-----------------------------------------------------------------------------

Cabot Microelectronics Com   Common      12709p103  $ 105,066,092   2,534,767  x                              2,207,274     327,493
-----------------------------------------------------------------------------

Zebra Technologies Cp
  Class A                    Cl A Common 989207105  $ 101,623,896   2,675,017  x                              2,322,349     352,668
-----------------------------------------------------------------------------

International Flavors &
  Fragrances                 Common      459506101  $ 101,319,168   1,822,615  x                              1,619,645     202,970
-----------------------------------------------------------------------------

Nalco Holding Co             Common      62985Q101  $ 100,105,805   3,134,183  x                              2,743,688     390,495
-----------------------------------------------------------------      ------

Checkpoint Systems Inc       Common      162825103   $ 94,219,202   4,584,876  x                             3,943,429      641,447
-----------------------------------------------------------------      ------

John Bean Technologies Corp. Common      477839104   $ 69,523,323   3,453,717  x                             2,859,685      594,032
-----------------------------------------------------------------      ------

VCA Antech, Inc.             Common      918194101   $ 68,772,692   2,952,885  x                              2,603,042     349,843
-----------------------------------------------------------------      ------

Cooper Companies, Inc.       Common      216648402   $ 67,766,372   1,202,811  x                              1,009,975     192,836
-----------------------------------------------------------------      ------

PetSmart Inc.                Common      716768106   $ 67,414,663   1,692,985  x                              1,478,640     214,345
-----------------------------------------------------------------      ------

General Electric Com         Common      369604103   $ 66,732,717   3,648,590  x                              3,556,590      92,000
-----------------------------------------------------------------      ------

NV Energy, Inc.              Common      67073Y106   $ 62,481,868   4,447,108  x                              3,766,168     680,940
-----------------------------------------------------------------      ------

Accuray Inc.                 Common      004397105   $ 56,397,310   8,355,157  x                              7,373,793     981,364
-----------------------------------------------------------------      ------

KAR Auction Services         Common      48238T109   $ 55,683,248   4,035,018  x                              3,397,008     638,010
-----------------------------------------------------------------      ------

Western Union Co             Common    959802109     $ 54,005,905   2,908,234  x                             2,859,734       48,500
-----------------------------------------------------------------      ------

Molson Coors Brewing
  Co Cl B                   Cl B Common  60871R209   $ 52,389,225   1,043,818  x                              1,020,768      23,050
-----------------------------------------------------------------------------

Babcock & Wilcox Co.         Common      05615f102   $ 50,542,809   1,975,100  x                              1,675,000     300,100
-----------------------------------------------------------------      ------

Haynes International Inc.    Common      420877201   $ 48,377,734   1,156,532  x                               968,468      188,064
-----------------------------------------------------------------         ---

Tyco International Ltd       Common      h89128104   $ 47,622,972   1,149,203  x                             1,130,678       18,525
-----------------------------------------------------------------         ---

Tyco Electronics LTD         Common      h8912p106   $ 44,123,905   1,246,438  x                             1,220,613       25,825
-----------------------------------------------------------------         ---

CoreLogic Inc.               Common      21871d103   $ 40,567,690   2,190,480  x                             1,925,080      265,400
-----------------------------------------------------------------         ---

Penske Automotive Group, Inc.Common      70959w103   $ 39,316,818   2,256,993  x                             1,904,893      352,100
-----------------------------------------------------------------         ---

Baxter International         Common      071813109   $ 37,749,511     745,743  x                               722,893       22,850
-----------------------------------------------------------------      ------

CVS Caremark Corporation     Common      126650100   $ 32,872,045     945,414  x                               918,314       27,100
-----------------------------------------------------------------      ------

Time Warner Inc. New         Common      887317303   $ 26,180,239     813,809  x                               790,169       23,640
-----------------------------------------------------------------      ------

PharMerica Corporation       Common      71714f104   $ 24,552,876   2,144,356  x                             1,792,256      352,100
-----------------------------------------------------------------      ------

Ishares Russell 2000         ETF          464287655  $ 22,718,940     290,375  x                                 289,275      1,100
-----------------------------------------------------------------      ------

BJ's Wholesale Club, Inc     Common      05548j106   $ 16,407,906     342,545  x                                276,975      65,570
-----------------------------------------------------------------      ------

Quest Diagnostics Inc        Common      74834l100   $ 14,894,263     275,973  x                                275,973           0
-----------------------------------------------------------------      ------

Cal Dive International Inc.  Common      12802t101   $ 12,672,614   2,235,029  x                              1,807,520     427,509
-----------------------------------------------------------------      ------

Spdr Trust Series 1          ETF         78462F103    $ 7,418,370      58,993  x                                 58,993           0
-----------------------------------------------------------------      ------

Ishares Trust Russell 2000
  Value Index                ETF         464287630    $ 6,735,422      94,745  x                                 59,600      35,145
-----------------------------------------------------------------------------

S&P Midcap 400 ETF           ETF         78467y107    $ 4,611,040      28,000  x                                 28,000           0
-----------------------------------------------------------------------------

Bank Of America Corp         Common      060505104      $ 900,450      67,500  x                                 52,500      15,000
-----------------------------------------------------------------------------

Post Properties 7.625%       Preferred   737464305      $ 677,054      27,400  x                                      0      27,400
-----------------------------------------------------------------------------

Nextera Energy Inc. Corp
  Unit                       Preferred   65339F309      $ 565,896      11,400  x                                      0      11,400
-----------------------------------------------------------------------------

Cincinnati Bell 6.75%
   Series B                  Preferred   171871403      $ 530,010      13,000  x                                      0      13,000
-----------------------------------------------------------------------------

iShares iBoxx $ High Yield
  Corporate B                ETF         464288513      $ 474,023       5,250  x                                  3,500       1,750
-----------------------------------------------------------------------------

E I Dupont                   Common      263534109      $ 364,328       7,304  x                                  6,804         500
-----------------------------------------------------------------------------

Time Warner Cable-A          Cl A Common  88732J207     $ 322,028       4,877  x                                   4,877          0
-----------------------------------------------------------------------------

Microsoft Corp               Common      594918104      $ 288,135      10,324  x                                 10,324           0
-----------------------------------------------------------------------------

WELLS FARGO & CO NEW DEP
  SHS SER                    Preferred   949746879      $ 285,495      10,500  x                                  9,000       1,500
-----------------------------------------------------------------------------

Johnson & Johnson            Common      478160104      $ 225,753       3,650  x                                  3,600          50
-----------------------------------------------------------------------------

Post Properties 8.50%        Preferred   737464206      $ 213,640       4,000  x                                      0       4,000
-----------------------------------------------------------------------------

Bank America Preferred J     Preferred   060505724      $ 207,648       8,400  x                                  8,400           0
-----------------------------------------------------------------------------

JP Morgan Chase 8.625
  Preferred                  Preferred   46625h621      $ 201,115       7,300  x                                      0       7,300
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------

           TOTAL                                  $ 2,542,662,448
                                                                     104,214,906                            91,936,163     7,589,428

-------------------------------------------------------------------------------
